Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2017
Accounting Policies [Abstract]
Basis of presentation
(a) Basis of presentation: The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Midstream's condensed consolidated financial position, statements of income and cash flows for the periods presented. Adjustments consist of normal, recurring entries. The yearend condensed balance sheet data was derived from audited financial statements, but does not include all disclosure required by accounting principles generally accepted in the United States of America (“GAAP”). The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under GAAP for complete financial statements. These interim financial statements should be read in conjunction with the Company's consolidated financial statements and notes included in Navios Midstream's 2016 Annual Report filed on Form 20-F with the U.S. Securities and Exchange Commission (“SEC”).

Principles of consolidation
(b) Principles of consolidation: The accompanying interim condensed consolidated financial statements include the accounts of Navios Midstream, a Marshall Islands corporation, and its subsidiaries that are all 100% owned. All significant intercompany balances and transactions have been eliminated in the condensed consolidated statements.

Revenue recognition
(c) Revenue recognition: Revenue is recorded when (i) services are rendered, (ii) the Company has signed charter agreement or other evidence of an arrangement, (iii) the price is fixed or determinable and (iv) collection is reasonably assured. Revenue is generated from the time charter of vessels.
Revenues from time chartering of vessels are accounted for as operating leases and are therefore recognized on a straight-line basis as the average revenue over the rental periods of such charter agreements, as service is performed. A time charter involves placing a vessel at the charterers' disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel.
Profit-sharing revenues are calculated at an agreed percentage of the excess of the charterer's average daily income (calculated on a quarterly, half-yearly or annually basis) over an agreed amount and accounted for on an accrual basis based on provisional amounts and for those contracts that provisional accruals cannot be made due to the nature of the profit share elements, these are accounted for or when such revenue becomes determinable.
Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.
Pooling arrangements
For vessels operating in pooling arrangements, the Company earns a portion of total revenues generated by the pool, net of expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company's vessels, is determined in accordance with an agreed-upon formula, which is determined by margins awarded to each vessel in the pool based on the vessel's age, design and other performance characteristics. Revenue under pooling arrangements is accounted for on the accrual basis and is recognized when an agreement with the pool exists, price is fixed, service is provided and the collectability is reasonably assured.
As of June 30, 2017, the entities included in these condensed consolidated financial statements were:

Company name	Vessel name	Country of incorporation	2017	2016
Navios Maritime Midstream Operating LLC	N/A	Marshall Islands	1/1-6/30	1/1-6/30
Navios Maritime Midstream Partners L.P.	N/A	Marshall Islands	1/1-6/30	1/1-6/30
Navios Maritime Midstream Partners Finance (US) Inc.	N/A	Delaware	1/1-6/30	1/1-6/30
Shinyo Kannika Limited	Shinyo Kannika	Hong Kong	1/1-6/30	1/1-6/30
Shinyo Ocean Limited	Shinyo Ocean	Hong Kong	1/1-6/30	1/1-6/30
Shinyo Saowalak Limited	Shinyo Saowalak	British Virgin Is.	1/1-6/30	1/1-6/30
Shinyo Kieran Limited	Shinyo Kieran	British Virgin Is.	1/1-6/30	1/1-6/30
Shinyo Dream Limited	C. Dream	Hong Kong	1/1-6/30	1/1-6/30
Sikinos Shipping Corporation	Nave Celeste	Marshall Islands	1/1-6/30	1/1-6/30

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In May 2014, the FASB issued ASU 2014-09 “Revenue from Contracts with Customers” clarifying the method used to determine the timing and requirements for revenue recognition on the statements of income. Under the new standard, an entity must identify the performance obligations in a contract, the transaction price and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require disclosure of sufficient information to allow users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts. The standard will be effective for public entities for annual reporting periods beginning after December 15, 2017 and interim periods therein. The Company will adopt the standard as of January 1, 2018 and is in the process of validating aspects of its preliminary assessment of ASU 2014-09, determining the transitional impact and completing other items required for the adoption of ASU 2014-09.  The Company is considering the business assumptions, processes, systems and controls to fully determine revenue recognition and disclosure under the new standard. The Company's initial assessment may change as the Company continues to review the new guidance.